General Information	6 Months Ended
Jun. 30, 2026
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 – GENERAL INFORMATION

a.  General

Enlivex Ltd. (formerly known as Enlivex Therapeutics Ltd.) (together with its consolidated subsidiaries, “we”, “us”, “our” or the “Company”), incorporated on January 22, 2012 under the laws of the State of Israel, is a longevity therapeutics Company focused on advancing therapies targeting inflammatory conditions associated with aging. The Company is currently focused on the treatment of osteoarthritis as its primary inflammatory indication, utilizing its lead therapeutic candidate, Allocetra™, a macrophage reprogramming therapy designed to restore immune balance and address inflammatory and degenerative conditions associated with aging.

The Company’s activities primarily consist of clinical development, including the conduct and management of clinical studies, regulatory interactions, and related corporate and administrative functions associated with advancing its therapeutic program.

On November 24, 2025, the Company adopted management’s treasury strategy centered on digital assets, primarily the RAIN token and related instruments. RAIN serves as the Company’s primary treasury reserve asset and is associated with a decentralized prediction-markets protocol built on blockchain infrastructure. Through this treasury strategy, the Company aims to provide investors with exposure to the emerging prediction-markets protocol. Management believes that, over time, this treasury strategy may potentially contribute to enhancing long-term shareholder value.

The Company’s ordinary shares, par value of NIS 6.00 per share (“Ordinary Shares”), are traded under the symbol “ENLV” on the Nasdaq Capital Market. The Ordinary Shares formerly traded on the Tel Aviv Stock, but such trading ceased on April 26, 2026, following the Company’s voluntary delisting of the shares on such exchange.

b.   Digital Asset Treasury Strategy –

The Company has adopted a digital asset treasury strategy under which it holds digital assets, primarily RAIN digital assets, as significant components of its treasury reserves. As of the reporting date, substantially all of the Company’s treasury holdings consisted of RAIN and RAIN-related digital assts.

RAIN is a digital asset issued in connection with a decentralized protocol operating on the Arbitrum blockchain.

RAIN functions as a governance and utility token within the protocol’s ecosystem, which is designed to enable the creation and participation in decentralized prediction and options markets. RAIN does not include a native proof-of-stake mechanism or protocol-level staking rewards. Any economic benefits to token holders are derived from governance participation and protocol mechanisms that may affect token supply over time.

The Company holds RAIN for treasury purposes and does not currently engage in short positions, leverage, or other strategies designed to reduce or hedge its net economic exposure to RAIN.

The Company holds its RAIN digital assets with a third-party custodian that provides custody and safeguarding services for digital assets. The custodial wallets are maintained in segregated qualified custodial accounts in the Company’s name.

As of the reporting date, the Company holds its RAIN tokens on a passive, non-yield-generating basis and does not deploy them into third-party protocols or smart contracts.

The Company may, from time to time, utilize a portion of its RAIN holdings for liquidity management purposes or for participation in decentralized finance arrangements. RAIN supplied to third-party protocols would be subject to protocol-specific terms, which may include withdrawal restrictions, lock-up periods, or delays in the ability to access or transfer the tokens.

c.  Financial resources

The Company devotes substantially all of its efforts to research and development activities and to raising capital to support such activities. Accordingly, the Company is subject to significant risks and uncertainties, including the risk of not securing additional funding before achieving sustainable operating revenues and profitability. Since inception, the Company’s research and development activities have required significant capital investment. The Company has historically incurred operating losses and negative operating cash flows and expects to continue to incur operating losses for the foreseeable future.

For the three and six-month periods ended June 30, 2026 and for the year ended December 31, 2025, the Company recognized significant unrealized gains related to its RAIN digital asset holdings and the Company’s purchase option to acquire additional RAIN tokens (the “RAIN Option”), which resulted in net income and a positive accumulated earnings balance as of June 30, 2026. These gains are primarily non-operating in nature and do not reflect profitability from the Company’s core clinical operating activities.

The Company’s ability to achieve sustainable profitability from operations in the longer term remains dependent on several factors, including: (i) obtaining sufficient financing; (ii) the successful commercialization of its product candidates or the establishment of revenue-generating collaborations; (iii) the success of its research and development activities; (iv) competitive developments within the biotechnology and pharmaceutical industries; and (v) the receipt of required regulatory approvals and market acceptance of its product candidates.

In assessing the Company’s ability to meet its obligations as they become due during the look-forward period, management considered all liquidity sources available as of the date of publishing these financial statements, including the Company’s digital asset holdings. The Company maintains a portion of its RAIN holdings in an unencumbered and readily available form to meet short-term obligations. RAIN is traded in exchange for the USDT stablecoin; therefore, any sale of RAIN by the Company would result in the receipt of USDT, which would then need to be converted into U.S. dollars to obtain cash. Rain is traded in an active market characterized by sufficient transaction frequency and volume to provide reliable, ongoing pricing information, and is not subject to sale restrictions that would impair its availability. Management believes these unencumbered holdings can be converted to cash promptly and at a low transaction cost. However, the economic value of these holdings is subject to potentially significant short-term fluctuation due to the price volatility characteristic of digital asset markets. Accordingly, in assessing the sufficiency of liquidity for the look-forward period, management performed sensitivity analysis over adverse price scenarios for these holdings.

Based on current financial resources and expected expenditures, management and the Board of Directors believe that the Company has sufficient resources to fund its operations for at least twelve months following the date of filing of these financial statements with the U.S. Securities and Exchange Commission (the “SEC”).

The Company may, however, seek to raise additional capital during this period, as the Board deems appropriate. The Company intends to finance its operations primarily through equity and equity-linked financing (including convertible debt) and, in the longer term, through revenues from its product candidates. There can be no assurance that such long-term financing will be available on acceptable terms, or at all.

d. Approval of financial statements

These financial statements were approved by the Board on September 23, 2026.

e.   On May 12, 2026, the Company received a notification from Nasdaq indicating that it was not in compliance with Nasdaq Listing Rule 5550(a)(2), as the closing bid price of the Ordinary Shares remained below the minimum required bid price of $1.00 per share for 30 consecutive business days. The Company was granted a compliance period of 180 calendar days to regain compliance with the minimum bid price requirement.

On June 5, 2026, the Board of Directors approved the implementation of a 1-for-15 reverse share split, which became effective on July 9, 2026. Following the reverse share split, the Company regained compliance with the minimum bid price requirement by maintaining a closing bid price of at least $1.00 per share for the required period.

On July 23, 2026, the Company received written confirmation from Nasdaq that it had regained compliance with Listing Rule 5550(a)(2).